Note 49 - Gains (losses) on derecognition of non financial assets and subsidiaries, net (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Impairment or reversal of impairment on non-financial assets
Tangible assets, impairment or reversal of impairment	€ 125,000,000	€ 94,000,000	[1]	€ 4,000,000	[1]
Intangible assets, impairment or reversal of impairment	19,000,000	12,000,000	[1]	83,000,000	[1]
Other non-financial assets, impairment or reversal of impairment	9,000,000	23,000,000	[1]	50,000,000	[1]
Total impairment (reversal of impairment) of non-financial assets	€ 153,000,000	€ 128,000,000		€ 137,000,000

[1]	(*) Restated due to the sale of the stake in BBVA USA (see Notes 3 and 21).